Pledged Assets (Tables)	12 Months Ended
Mar. 31, 2011
Pledged Assets
Schedule of Pledged Assets

Yen (millions)
Cash and cash equivalents	1,425
Other current assets	896
Investments and advances	562
Land	1,684
Buildings	4,664
Machinery and equipment	14,940
Other assets	12

24,183